Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 31, 2018 CNY (¥) shares	Dec. 31, 2023 related_party asset_group Term	Dec. 31, 2022	Dec. 31, 2021	May 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Date of incorporation		Nov. 23, 2011
Percentage of VIEs revenues to the consolidated net revenues		93.30%	95.70%	98.40%
Percentage of VIEs assets to the consolidated total assets		24.10%	27.10%
Percentage of VIEs liability to the consolidated total liabilities		31.50%	29.90%
Number of consolidated VIEs' assets that are collateral for the VIEs' obligations | asset_group		0
VIEs creditors having recourse to general credit of the Company | related_party		0
Number of terms under arrangement with VIEs to provide financial support | Term		0
Tantan Limited [Member]
Variable Interest Entity [Line Items]
Cash Consideration	¥ 3,930,246				$ 613,181
Tantan Limited [Member] | Momo INC [Member]
Variable Interest Entity [Line Items]
Business acquisition percentage ownership	100.00%				100.00%
Class A Common Stock [Member] | Tantan Limited [Member]
Variable Interest Entity [Line Items]
Business Acquisition , share issued | shares	5,328,853
Business Operations Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement		10 years